T. ROWE PRICE SHORT-TERM FUND
August 31, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
CERTIFICATES OF DEPOSIT 8.6%
EURODOLLAR 8.6% (1)
Canadian Imperial Bank, 0.08%, 9/1/20	60,000	60,000
Credit Agricole, 0.08%, 9/1/20	55,000	55,000
Nordea Bank Finland, 0.07%, 9/1/20	55,000	55,000
Royal Bank of Canada, 0.07%, 9/1/20	55,000	55,000
Total Certificates of Deposit (Cost $225,000)		225,000

COMMERCIAL PAPER 27.3%
4(2) 25.7% (2)
Albemarle, 0.40%, 9/16/20	14,000	13,997
ASB Finance, 0.17%, 11/12/20	31,000	30,993
BASF, 0.20%, 9/8/20	16,000	15,999
BAT Capital, 0.551%, 9/21/20	6,000	5,999
BAT Capital, 0.551%, 9/22/20	12,000	11,999
Canadian Natural Resource, 0.20%, 9/25/20	13,000	12,998
CRC Funding, 0.19%, 11/10/20	27,000	26,991
Crown Castle International, 0.50%, 9/15/20	15,000	14,998
Crown Castle International, 0.54%, 9/2/20	1,000	1,000
Danske Bank, 0.335%, 10/13/20	20,000	19,997
Dominion Resources, 0.21%, 10/5/20	15,000	14,997
Duke Energy, 0.14%, 9/9/20	14,000	14,000
Enbridge, 0.29%, 9/4/20	11,000	11,000
Enel Finance America, 0.27%, 10/1/20	7,500	7,499
Enel Finance America, 0.32%, 10/22/20	5,000	4,999
Energy Transfer Partners, 0.65%, 9/1/20	17,000	17,000
Equinor, 0.25%, 9/8/20	10,000	10,000
Experian Finance, 0.15%, 9/11/20	14,000	13,999
Fidelity National Information Services, 0.17%, 9/2/20	15,000	15,000
General Motors, 0.52%, 9/21/20	8,000	7,996

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM FUND

	Par	$ Value
(Amounts in 000s)
General Motors, 0.801%, 9/9/20	4,000	3,999
Harley-Davidson Financial Services, 0.18%, 9/21/20	15,000	14,998
Humana, 0.42%, 9/15/20	19,000	18,996
Hyundai Capital America, 0.25%, 9/9/20	15,000	14,999
Hyundai Capital America, 0.25%, 9/16/20	12,000	11,998
Intercontinental Exchange, 0.25%, 9/14/20	16,000	15,998
LVMH Moet Hennessy Louis Vuitton, 0.16%, 12/17/20	25,100	25,091
McCormick, 0.10%, 9/1/20	15,000	15,000
MetLife, 0.15%, 11/9/20	25,000	24,995
Mondelez International, 0.15%, 9/10/20	10,000	10,000
Plains All American Pipeline, 0.60%, 9/3/20	5,000	5,000
Regency Markets No 1, 0.16%, 9/9/20	30,000	29,999
Starbird Funding, 0.25%, 10/1/20	40,000	39,994
Sumitomo Mitsui Banking, 0.19%, 11/5/20	15,000	14,996
Suncor Energy, 0.27%, 10/16/20	13,000	12,997
Thunder Bay Funding, 0.21%, 9/2/20	30,000	30,000
Toronto Dominion Bank, 0.17%, 11/5/20	25,000	24,993
Total Capital, 0.18%, 11/5/20	30,000	29,993
United Overseas Bank, 0.18%, 11/6/20	30,000	29,992
VW Credit, 0.14%, 9/1/20	13,000	13,000
Walgreens Boots Alliance, 0.20%, 9/1/20	10,000	10,000
		668,499

NON-4(2) 1.6%
Chi, Series B, 2.056%, 9/25/20	8,000	7,999
Chi, Series B, 2.056%, 10/1/20	4,000	4,000
Chi, Series B, 2.056%, 10/15/20	10,000	9,999
General Electric, 0.22%, 9/18/20	12,000	11,999

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM FUND

	Par	$ Value
(Amounts in 000s)
Mercy Healthcare System, 0.22%, 10/14/20	8,000	7,999
		41,996
Total Commercial Paper (Cost $710,426)		710,495

MUNICIPAL SECURITIES 14.3%
Andrew W. Mellon Foundation, VRDN, 0.19%, 12/1/32	12,900	12,900
Baltimore City, Parking System Facility, VRDN, 0.13%, 7/1/32	25,515	25,515
Banner Health, TECP, 0.42%, 9/9/20	10,000	9,998
Baptist Memorial Health Care, TECP, 1.60%, 9/14/20	5,726	5,728
Carolinas HealthCare System, Series B-4, 0.183%, 9/17/20	13,000	13,000
Charlotte, Nascar, Series D, COP, VRDN, 0.14%, 6/1/35	10,310	10,310
Colorado Housing & Fin. Auth., Multi-Family, Series I-A1, VRDN,
0.14%, 10/1/36	7,330	7,330
Dallas-Fort Worth, Series I, TECP, 0.65%, 9/8/20	5,000	5,000
Harris County Health Fac. Dev. , Methodist Hospital System,
Series A-2, VRDN, 0.02%, 12/1/41	21,800	21,800
Illinois Fin. Auth. , Northwestern Memorial Hospital, Series A-3,
VRDN, 0.02%, 8/15/42	6,560	6,560
Louisville & Jefferson County Regional Airport Auth. , UPS
Worldwide Forwarding, PCR, Series B, VRDN, 0.03%, 1/1/29 (3)	14,500	14,500
Louisville & Jefferson County Regional Airport Auth. , UPS
Worldwide Forwarding, PCR, Series A, VRDN, 0.09%, 1/1/29 (3)	1,600	1,600
Louisville & Jefferson County Regional Airport Auth. , UPS
Worldwide Forwarding, PCR, Series C, VRDN, 0.09%, 1/1/29 (3)	27,400	27,400
Maryland CDA, Residential, Series B, VRDN, 0.13%, 9/1/33	19,000	19,000
Mississippi Business Fin. , Chevron USA, Series B, VRDN,
0.03%, 11/1/35	8,730	8,730
Missouri HEFA, Washington University, Series C, VRDN, 0.02%,
3/1/40	8,500	8,500
Missouri HEFA, Washington University, Series D, VRDN, 0.02%,
9/1/30	8,200	8,200
Murray City, IHC Health Services, Series D, VRDN, 0.02%,
5/15/37	10,450	10,450

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM FUND

	Par	$ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Moses Cone Health
System, Series B, VRDN, 0.03%, 10/1/35	5,800	5,800
Port Auth. of New York & New Jersey, Series C, TECP, 0.50%,
9/10/20	20,290	20,291
Port Auth. of New York & New Jersey, Series C, TECP, 0.50%,
9/17/20	13,000	13,001
Providence Health & Services, St. Joseph Health Obligated
Group, VRDN, 0.27%, 10/1/42	35,895	35,895
Southern Ute Indian Tribe, VRDN, 0.13%, 1/1/27 (4)	35,000	35,000
Univ. of Wisconsin Hosp. & Clinics Auth. , Series B, VRDN,
0.02%, 4/1/48	15,650	15,650
Wisconsin Housing & Economic Dev. Auth. , Multi-Family, Series
F, VRDN, 0.13%, 11/1/30	28,720	28,720

Total Municipal Securities (Cost $370,875)		370,878

REPURCHASE AGREEMENTS 16.7% (5)
Bank of America, Tri-Party, Dated 8/31/20, 0.09%, Delivery
Value of $22,000,055 on 9/1/20, Collateralized by U. S.
Government securities, 4.50%, 6/20/50, valued at $22,440,001	22,000	22,000
Bank of Montreal, Tri-Party, Dated 8/31/20, 0.09%, Delivery
Value of $11,000,028 on 9/1/20, Collateralized by U. S.
Government securities, 2.00%, 9/1/50, valued at $11,220,001	11,000	11,000
BMO Capital Markets, Tri-Party, Dated 8/31/20, 0.09%, Delivery
Value of $11,000,028 on 9/1/20, Collateralized by U. S.
Government securities, 2.38%, 5/15/27, valued at $11,220,103	11,000	11,000
BNP Paribas, Tri-Party, Dated 8/31/20, 0.09%, Delivery Value of
$133,400,334 on 9/1/20, Collateralized by U. S. Government
securities, 0.00%, 12/10/20 - 7/15/21, valued at $136,068,007	133,400	133,400
Citigroup Global Markets, Tri-Party, Dated 8/31/20, 0.09%,
Delivery Value of $27,000,068 on 9/1/20, Collateralized by U. S.
Government securities, 3.00% - 4.50%, 11/1/49 - 12/1/49,
valued at $27,540,000	27,000	27,000
Credit Agricole, Tri-Party, Dated 8/31/20, 0.09%, Delivery Value
of $38,000,095 on 9/1/20, Collateralized by U.S. Government
securities, 2.50%, 8/1/50, valued at $38,760,000	38,000	38,000
HSBC Securities, Tri-Party, Dated 8/31/20, 0.09%, Delivery
Value of $27,000,068 on 9/1/20, Collateralized by U. S.
Government securities, 3.00% - 4.15%, 7/1/30 - 6/1/39, valued
at $27,540,001	27,000	27,000

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM FUND

	Par	$ Value
(Amounts in 000s)
JPMorgan Chase, Tri-Party, Dated 8/31/20, 0.09%, Delivery
Value of $27,000,068 on 9/1/20, Collateralized by U. S.
Government securities, 1.27% - 3.89%, 8/1/27 - 9/20/47, valued
at $27,540,000	27,000	27,000
RBC Dominion Securities, Tri-Party, Dated 8/31/20, 0.09%,
Delivery Value of $49,000,123 on 9/1/20, Collateralized by U. S.
Government securities, 0.00% - 1.75%, 9/24/20 - 11/15/29,
valued at $49,980,001	49,000	49,000
Royal Bank of Canada, Tri-Party, Dated 8/31/20, 0.09%,
Delivery Value of $54,000,135 on 9/1/20, Collateralized by U. S.
Government securities, 2.50% - 4.50%, 11/20/48 - 9/1/50,
valued at $55,080,000	54,000	54,000
Wells Fargo Securities, Tri-Party, Dated 8/31/20, 0.09%,
Delivery Value of $36,000,090 on 9/1/20, Collateralized by U. S.
Government securities, 2.50% - 5.50%, 5/1/27 - 8/1/50, valued
at $36,720,000	36,000	36,000
Total Repurchase Agreements (Cost $435,400)		435,400

U. S. GOVERNMENT AGENCY OBLIGATIONS 3.8% (6)
Federal Home Loan Bank, 0.10%, 9/4/20	100,000	100,000
Total U. S. Government Agency Obligations (Cost $100,000)		100,000
U. S. TREASURY OBLIGATIONS 30.1%
U. S. Treasury Bills, 0.145%, 10/15/20	25,000	24,996
U. S. Treasury Bills, 0.15%, 10/13/20	50,000	49,995
U. S. Treasury Bills, 0.155%, 10/8/20	175,000	174,982
U. S. Treasury Bills, 0.155%, 10/20/20	100,000	99,988
U. S. Treasury Bills, 0.155%, 11/12/20	50,000	49,990
U. S. Treasury Bills, 0.165%, 9/15/20	50,000	49,998
U. S. Treasury Bills, 0.165%, 1/28/21	30,000	29,986
U. S. Treasury Bills, 0.17%, 9/24/20	25,000	24,999
U. S. Treasury Bills, 0.179%, 9/22/20	87,000	86,995
U. S. Treasury Bills, 0.19%, 11/17/20	29,400	29,394

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM FUND

	Par	$ Value
(Amounts in 000s)
U. S. Treasury Bills, 0.224%, 9/17/20	162,177	162,170
Total U. S. Treasury Obligations (Cost $783,435)		783,493
Total Investments in Securities 100.8%
(Cost $2,625,136)		$2,625,266
Other Assets Less Liabilities (0.8)%		(20,788)
Net Assets 100.0%		$2,604,478

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Eurodollar certificates of deposit are issued by foreign branches of U. S. or foreign banks.
(2)	Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $668,499 and represents 25.7% of net assets.
(3)	Interest subject to alternative minimum tax
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $35,000 and represents 1.3% of net assets.
(5)	Collateralized by U. S. government securities valued at $444,108 at August 31,
2020.
(6)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
CDA	Community Development Administration/Authority
COP	Certificate of Participation
HEFA	Health & Educational Facility Authority
PCR	Pollution Control Revenue
TECP	Tax-Exempt Commercial Paper; the tax exempt nature of income will not pass to the fund's shareholders.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is the date principal can be demanded.
Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Short-Term Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities for which the above valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3. On August 31, 2020, all of the fund’s financial instruments were classified in Level 2, based on the inputs used to determine their fair values.